Expenses from Continuing Operations - Schedule of Finance Expenses (Parentheticals) (Details) - shares		12 Months Ended
	Oct. 06, 2025	Jun. 30, 2026
Schedule of Finance Expenses [Line Items]
Issue of warrants (in Shares)	600,000
Empery [Member]
Schedule of Finance Expenses [Line Items]
Issue of warrants (in Shares)		1,000,000
GEM [Member]
Schedule of Finance Expenses [Line Items]
Issue of warrants (in Shares)		1,814,797
PIPE Brokers [Member]
Schedule of Finance Expenses [Line Items]
Issue of warrants (in Shares)		600,000
PIPE Investors [Member]
Schedule of Finance Expenses [Line Items]
Issue of warrants (in Shares)		10,000,000